Restricted Cash and Cash Equivalents Restricted Cash and Cash Equivalents—Sabine Pass Liquefaction Reserve (Details) (Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member], USD $)										1 Months Ended					9 Months Ended
	Sep. 30, 2014 Payment of Liabilities [Member]	Dec. 31, 2013 Payment of Liabilities [Member]	Dec. 31, 2012 Payment of Liabilities [Member]	Sep. 30, 2014 Construction Activities [Member]	Dec. 31, 2013 Construction Activities [Member]	Dec. 31, 2012 Construction Activities [Member]	Jul. 31, 2012 2012 Sabine Pass Liquefaction Credit Facility [Member]	Dec. 31, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member]	May 31, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Apr. 30, 2013 2021 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2021 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 2022 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2022 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]	Apr. 30, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 2024 Sabine Pass Liquefaction Senior Notes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 3,600,000,000	$ 5,900,000,000	$ 5,900,000,000
Debt Instrument, Face Amount											2,000,000,000	2,000,000,000	1,000,000,000	1,000,000,000	1,500,000,000	1,000,000,000	1,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage											5.625%	5.625%	6.25%	6.25%	5.625%	5.625%		5.75%
Debt Instrument, Increase (Decrease), Net										500,000,000					500,000,000
Restricted Cash and Cash Equivalents, Current	312,400,000	192,100,000	75,100,000
Restricted Cash and Cash Equivalents, Noncurrent				$ 1,050,900,000	$ 867,600,000	$ 196,300,000